UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5931

        Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$699,515
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 2.6% (1.7% of Total Investments)
615	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	631,913
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	1,057,920
	5.750%, 6/01/33
570	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	584,438
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,900	4.750%, 6/01/22	6/16 at 100.00	BBB	2,895,273
930	5.000%, 6/01/26	6/16 at 100.00	BBB	939,365

6,015	Total Consumer Staples			6,108,909

	Education and Civic Organizations – 19.3% (12.6% of Total Investments)
1,500	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	12/09 at 101.00	AA	1,593,045
	1999A, 6.750%, 12/01/29 – RAAI Insured
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	657,044
	2007A, 5.000%, 7/01/31
275	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	274,346
	Schools, Series 2007A, 5.000%, 4/01/37
2,700	Brookhaven Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s College,	12/07 at 101.00	A3	2,741,958
	Series 2000, 6.000%, 12/01/20
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/08 at 101.00	BBB–	1,293,802
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	90,537
	University, Series 2006, 5.000%, 5/01/23
1,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	1,076,900
	System, Series 1993B, 6.000%, 7/01/14 – FSA Insured
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	2,878,394
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	2,372,534
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
730	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	813,286
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
580	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	607,440
	Series 2000, 5.375%, 7/01/20 – FSA Insured
8,345	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	8,745,894
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,250	6.000%, 7/01/20 – RAAI Insured	7/09 at 102.00	AA	1,317,700
1,000	6.000%, 7/01/24 – RAAI Insured	7/09 at 102.00	AA	1,053,270
3,810	6.000%, 7/01/28 – RAAI Insured	7/09 at 102.00	AA	4,009,949
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,790,375
	Facilities, Series 1993A, 5.875%, 5/15/17
	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue
	Bonds, City University System, Series 1998-2:
1,490	5.000%, 7/01/17 – FSA Insured	7/08 at 101.00	AAA	1,522,259
475	5.000%, 7/01/18 – FSA Insured	7/08 at 101.00	AAA	484,909
2,800	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	2,582,440
	College Project, Series 2007-A2, 4.500%, 8/01/36
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	650,265
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John
	Fisher College, Series 1999:
1,000	5.375%, 6/01/17 – RAAI Insured	6/09 at 102.00	AA	1,036,230
2,365	5.375%, 6/01/24 – RAAI Insured	6/09 at 102.00	AA	2,447,586
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	591,194
	Francis College, Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	870,171
	Greater New York, Series 2002, 5.250%, 8/01/21
900	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	932,427
	Project, Series 2006, 5.000%, 3/01/36 – MBIA Insured
750	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk	7/10 at 101.00	A	795,345
	Art, Series 2000, 6.000%, 7/01/22 – ACA Insured
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	423,830
	College, Series 2007, 5.000%, 10/01/27

42,920	Total Education and Civic Organizations			44,653,130

	Financials – 0.5% (0.3% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	1,086,280
	2005, 5.250%, 10/01/35

	Health Care – 18.4% (12.0% of Total Investments)
50	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	50,173
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
955	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	2/08 at 102.00	AA	981,091
	James Mercy Hospital, Series 1998, 5.250%, 2/01/18
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,273,878
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,765,688
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
4,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	4,545,135
	Hospital, Series 2005, 4.900%, 8/15/31
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	3,997,425
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,307,680
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	1,234,032
	Group, Series 2001, 5.500%, 7/01/30
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,882,852
	Center, Series 2006-1, 5.000%, 7/01/35
3,400	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	3,598,764
	Group, Series 2000A, 6.500%, 7/01/25
2,950	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,154,494
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,828,764
	Obligated Group, Series 2005A, 5.000%, 11/01/34
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,294,850
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	934,434
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,049,540
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,311,925
735	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	774,947
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
735	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	783,054
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
635	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	648,576
	2007A, 5.000%, 5/01/32
940	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/07 at 100.00	AAA	945,922
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B+	1,174,943
	Series 2001A, 7.125%, 7/01/31

40,885	Total Health Care			42,538,167

	Housing/Multifamily – 5.9% (3.8% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	4,694,711
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,659,089
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,059,960
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	924,560
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	459,824
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,552,560
	Series 2004A, 5.250%, 11/01/30
1,160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	1,159,037
	Series 2005F-1, 4.750%, 11/01/35
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/09 at 101.00	Aa1	1,124,871
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)

13,260	Total Housing/Multifamily			13,634,612

	Housing/Single Family – 5.2% (3.4% of Total Investments)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	2,210,636
	(Alternative Minimum Tax)
1,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	1,269,288
	(Alternative Minimum Tax)
345	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	355,057
	(Alternative Minimum Tax)
6,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	4/11 at 100.00	Aa1	6,468,936
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,631,863
	(Alternative Minimum Tax)

11,900	Total Housing/Single Family			11,935,780

	Long-Term Care – 7.3% (4.7% of Total Investments)
2,855	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/07 at 102.00	AA	2,916,240
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,592,185
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	1,159,279
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	659,796
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	7/10 at 102.00	A	1,479,445
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	A	51,170
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	A	428,625
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,429,569
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
630	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	8/07 at 101.00	AA+	637,289
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,755	Oswego County Industrial Development Agency, New York, FHA-Insured Mortgage Assisted Civic	2/09 at 101.00	AAA	2,830,790
	Facility Revenue Bonds, Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49
3,560	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest	2/08 at 102.00	AAA	3,660,499
	Residential Healthcare Facility, Series 1997A, 5.600%, 8/01/17

16,265	Total Long-Term Care			16,844,887

	Tax Obligation/General – 6.1% (4.0% of Total Investments)
20	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	16,850
	5.584%, 2/15/47 – MBIA Insured (IF)
4,020	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	3,808,950
	4.500%, 2/15/47 – MBIA Insured (UB)
1,800	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	1,910,052
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
2,500	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	2,618,625
1,000	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,046,800
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	3,147,030
	XLCA Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
200	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	209,124
200	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	209,124
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
750	5.250%, 7/01/23	1/08 at 100.00	A3	753,750
500	5.250%, 7/01/24	1/08 at 100.00	A3	502,500

13,990	Total Tax Obligation/General			14,222,805

	Tax Obligation/Limited – 32.9% (21.5% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,492,352
250	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	258,240
	2005A, 5.000%, 7/01/25 – CIFG Insured
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
10	5.875%, 2/15/18 – FSA Insured	8/10 at 100.00	AAA	10,550
10	5.875%, 2/15/19 – FSA Insured	8/10 at 100.00	AAA	10,550
15	5.875%, 8/15/19 – FSA Insured	8/10 at 100.00	AAA	15,825
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of
	Cooperative Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 – FSA Insured	8/11 at 100.00	AAA	1,321,621
1,385	5.250%, 8/15/18 – FSA Insured	8/11 at 100.00	AAA	1,447,256
955	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	985,799
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,039,460
	Improvements, Series 2005D1, 5.000%, 8/15/23 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	722,989
	2005F, 5.000%, 3/15/21 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	5,233,000
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,553,600
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA–	2,446,157
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	2,064,500
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	1,332,643
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,731,492
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,776,480
2,125	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,207,046
1,520	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,576,757
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	3,230,138
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,760,727
	Series 2003E, 5.000%, 2/01/23
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	3,808,860
	Series 2007C-1, 5.000%, 11/01/27
1,800	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	1,846,476
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,035,940
	2003A, 5.000%, 3/15/21
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,093,986
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
5,600	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	6,268,752
1,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,048,010
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	2,919,644
	5.000%, 4/01/27
6,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	6,737,315
	5.125%, 3/15/21
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AAA	7,070,644
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,203,310
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,715	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	3,891,240
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

72,500	Total Tax Obligation/Limited			76,141,359

	Transportation – 12.0% (7.8% of Total Investments)
1,095	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	1,130,785
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	1,594,620
	5.000%, 11/15/15 – FGIC Insured
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	1,865,401
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
2,830	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	2,925,654
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,140,744
	FSA Insured
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	1,033,530
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	2,397,474
1,080	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	1,122,358
1,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	1,953,240
	Series 2000, 5.750%, 10/15/26 – MBIA Insured (Alternative Minimum Tax)
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/07 at 101.00	CCC+	2,045,753
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	2,060,500
	5.000%, 1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	5,921,925
	Series 2002B, 5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	2,531,880
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – MBIA Insured

26,920	Total Transportation			27,723,864

	U.S. Guaranteed – 26.1% (17.0% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	26,481
155	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	164,182
20	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	21,185
155	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	164,182
25	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	26,481
180	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	190,663
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	7/12 at 100.00	AAA	1,066,720
	2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
5,535	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	5,844,905
	Facilities, Series 2002A, 5.000%, 5/15/17 (Pre-refunded 5/15/12) – FGIC Insured
815	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	870,061
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A– (4)	5,286,700
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,500	5.750%, 6/15/17 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,615,785
1,500	5.750%, 6/15/18 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,615,785
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,159,800
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
400	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	426,720
595	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	628,814
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	2,653,400
	Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)
1,150	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	1,260,101
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	1,046,680
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/13 at 100.00	AAA	3,109,123
	2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
	Facilities and Equipment, Series 2002A:
2,860	5.375%, 3/15/19 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	3,037,892
2,000	5.375%, 3/15/20 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	2,124,400
2,095	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,281,874
	Series 1994, 8.000%, 11/01/09 – MBIA Insured (Alternative Minimum Tax) (ETM)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,703,472
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	8,449,125
	5.500%, 1/01/30 (Pre-refunded 1/01/22) (5)
1,750	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	1,848,858
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
3,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	3,785,092
	10/01/24 (Pre-refunded 10/01/10)
3,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	3,271,170
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
2,520	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	2,750,882
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

56,310	Total U.S. Guaranteed			60,430,533

	Utilities – 8.9% (5.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	3,237,082
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	3,230,107
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	516,145
	5.000%, 12/01/35 – CIFG Insured
2,500	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB-	2,524,450
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	2,073,500
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
4,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	4,137,160
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	862,927
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/09 at 101.00	N/R	3,909,080
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

20,020	Total Utilities			20,490,451

	Water and Sewer – 8.0% (5.2% of Total Investments)
700	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001,	8/07 at 100.00	AA	728,593
	5.150%, 8/01/22
2,495	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	2,660,293
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	2,125,959
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	2,353,693
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
2,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/17 at 100.00	AA	2,894,303
	Bonds, Fiscal Series 2007DD, 5.000%, 6/15/38
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
3,345	5.250%, 11/15/19	11/12 at 100.00	AAA	3,536,233
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,292,109

17,625	Total Water and Sewer			18,591,183

$ 340,295	Total Investments (cost $343,817,895) – 153.5%			355,101,475

	Floating Rate Obligations – (1.2)%			(2,680,000)

	Other Assets Less Liabilities – 1.4%			3,280,874

	Preferred Shares, at Liquidation Value – (53.7)%			(124,300,000)

	Net Assets Applicable to Common Shares – 100%			$231,402,349

Forward Swaps outstanding at June 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Morgan Stanley	$7,000,000	Pay	3-Month USD-LIBOR	5.771%	Semi-Annually	7/20/07	7/20/34	$(47,809)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of the investment, with an aggregate market value of $225,310, has been pledged to collateralize the net payment obligations under swaps contracts.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $340,785,257.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$13,001,837
Depreciation	(1,365,619)

Net unrealized appreciation (depreciation) of investments	$11,636,218

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.